Loss Per Share	12 Months Ended
Dec. 31, 2014
Loss Per Share
Loss Per Share

11. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Numerator:
Net loss	(107,189,923)	(79,632,079)	(447,857,851)	(72,181,581)
Deemed dividends upon redesignation of Series A Preferred Shares	—	(59,428,400)	—	—
Deemed dividends upon modification of Series D Preferred Shares	—	—	(15,605,908)	(2,515,216)
Numerator for basic and diluted net loss per share	(107,189,923)	(139,060,479)	(463,463,759)	(74,696,797)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	26,000,000	26,000,000	105,746,313	105,746,313
Loss per share-basic and diluted	(4.12)	(5.35)	(4.38)	(0.71)

For the years ended December 31, 2012, 2013 and 2014, the Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	2012	2013	2014

Series A Preferred Shares	13,506,748	13,506,748	—
Series B Preferred Shares	21,564,115	21,564,115	—
Series C Preferred Shares	25,782,056	25,782,056	—
Series D Preferred Shares	21,771,472	21,771,472	—
Options and restricted shares	10,587,771	17,631,953	21,445,228
Total	93,212,162	100,256,344	21,445,228